Employee benefit expenses (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Employee benefit expenses

	Year ended December 31,
	2019	2020	2021
	NT$000	NT$000	NT$000
Salaries	5,114,790	4,937,591	5,632,219
Directors’ remuneration	26,266	28,229	40,164
Labor and health insurance	422,106	396,796	424,901
Pension	194,173	189,489	200,014
Share-based payments	822	—	—
Other personnel expenses	317,616	458,122	460,590

	6,075,773	6,010,227	6,757,888

a)
In accordance with the Company’s Articles of Incorporation, employees’ compensation is based on the current year’s earnings, which should first be used to cover accumulated deficits, if any, and then 10% of the remaining balance distributed as employees’ compensation, including distributions to certain qualifying employees in affiliate companies, and no more than 0.5% as directors’ remuneration. Subject to the Board of Directors’ approval, employees’ compensation may be made by way of cash or share issuance. Distribution of employees’ compensation and directors’ remuneration shall be presented and reported in the subsequent shareholders’ meeting.

b)
Based on profit distributable as of the end of reporting period, for the years ended December 31, 2019, 2020 and 2021, the employees’ compensation were accrued at NT$338,356 thousand, NT$332,080 thousand and NT$673,387 thousand, respectively; the directors’ remuneration were accrued at NT$16,918 thousand, NT$16,604 thousand and NT$25,690 thousand, respectively.

c)	For the year of 2020, employees’ compensation and directors’ remuneration recognized were consistent with the amounts resolved in the Board of Directors’ meeting.